Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-lived intangible assets, accumulated amortization	$ 2,686	$ 2,288	$ 1,526
Total intangible assets	10,131	10,106	9,756
Contract [Member]
Finite-lived intangible assets, accumulated amortization		0	0
Indefinite lived contract	3,160	3,160	3,160
Leases, Acquired-in-Place [Member]
Finite-lived intangible assets	2,564	2,564	2,398
Finite-lived intangible assets, accumulated amortization	1,783	1,621	1,311
Lease Commissions [Member]
Finite-lived intangible assets	165	165	152
Finite-lived intangible assets, accumulated amortization	119	106	82
Technology-Based Intangible Assets [Member]
Finite-lived intangible assets	4,242	4,217	4,046
Finite-lived intangible assets, accumulated amortization	$ 784	$ 561	$ 133